united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23862

Texas Capital Funds Trust

(Exact name of registrant as specified in charter)

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Neil Rajan, Secretary
Texas Capital Funds Trust
2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-945-229-5947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Texas Capital Texas Equity Index ETF

(TXS) NYSEArca , Inc.

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management#Fund-Information. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$24	0.49%

Fund Statistics

Net Assets	$23,499,556
Number of Portfolio Holdings	218
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
21.2%
Consumer Discretionary
19.5%
Real Estate
13.1%
Industrials
12.3%
Health Care
10.6%
Technology
10.3%
Financials
6.4%
Consumer Staples
2.5%
Utilities
1.7%
Communications
1.7%
Money Market Funds
1.4%
Materials
0.5%
Liabilities in Excess of Other Assets
-1.2%

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Materials	0.5%
Money Market Funds	1.4%
Communications	1.7%
Utilities	1.7%
Consumer Staples	2.5%
Financials	6.4%
Technology	10.3%
Health Care	10.6%
Industrials	12.3%
Real Estate	13.1%
Consumer Discretionary	19.5%
Energy	21.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc., Class A	4.4%
Digital Realty Trust, Inc.	4.3%
Tenet Healthcare Corp.	4.2%
McKesson Corp.	4.1%
Tesla, Inc.	4.0%
Charles Schwab Corp. (The)	3.9%
Waste Management, Inc.	3.9%
Exxon Mobil Corp.	3.8%
Crown Castle International Corp.	3.5%
Wingstop, Inc.	2.4%

Texas Capital Texas Equity Index ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management#Fund-Information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-TXS

Texas Capital Texas Oil Index ETF

(OILT) NYSEArca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management#Fund-Information. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$17	0.35%

Fund Statistics

Net Assets	$13,972,124
Number of Portfolio Holdings	31
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Oil & Gas Producers
92.1%
Oil, Gas & Consumable Fuels
4.4%
Gas & Water Utilities
3.4%
Money Market Funds
0.9%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	0.9%
Gas & Water Utilities	3.4%
Oil, Gas & Consumable Fuels	4.4%
Oil & Gas Producers	92.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Occidental Petroleum Corp.	8.9%
Diamondback Energy, Inc.	8.5%
Exxon Mobil Corp.	8.4%
ConocoPhillips	8.3%
EOG Resources, Inc.	7.7%
APA Corp.	4.6%
Chevron Corp.	4.4%
Ovintiv, Inc.	4.3%
Vital Energy, Inc.	4.3%
Devon Energy Corp.	4.2%

Texas Capital Texas Oil Index ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management#Fund-Information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-OILT

Texas Capital Texas Small Cap Equity Index ETF

(TXSS) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Small Cap Equity Index ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management#Fund-Information. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Small Cap Equity Index ETF	$24	0.48%

Fund Statistics

Net Assets	$12,419,489
Number of Portfolio Holdings	162
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
20.5%
Consumer Discretionary
16.3%
Real Estate
15.4%
Industrials
13.6%
Health Care
12.7%
Technology
6.6%
Financials
6.2%
Materials
3.4%
Consumer Staples
2.6%
Communications
2.4%
Money Market Funds
0.2%
Utilities
0.1%

Value	Value
Utilities	0.1%
Money Market Funds	0.2%
Communications	2.4%
Consumer Staples	2.6%
Materials	3.4%
Financials	6.2%
Technology	6.6%
Health Care	12.7%
Industrials	13.6%
Real Estate	15.4%
Consumer Discretionary	16.3%
Energy	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Howard Hughes Holdings, Inc.	7.9%
AMN Healthcare Services, Inc.	3.7%
Insperity, Inc.	3.6%
Kinetik Holdings, Inc.	3.0%
NETSTREIT Corp.	2.9%
DNOW, Inc.	2.7%
Group 1 Automotive, Inc.	2.6%
Brinker International, Inc.	2.6%
Academy Sports & Outdoors, Inc.	2.5%
Vital Farms, Inc.	2.4%

Texas Capital Texas Small Cap Equity Index ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management#Fund-Information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-TXSS

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Texas Capital Texas Equity Index ETF (TXS)

NYSE Arca, Inc.

Texas Capital Texas Oil Index ETF (OILT)

NYSE Arca, Inc.

Texas Capital Texas Small Cap Equity Index ETF (TXSS)

NASDAQ Stock Market LLC

Financial Statements

(Unaudited)

June 30, 2024

Fund Adviser:
Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors 2000 McKinney Avenue, Suite 1800 Dallas, TX 75201

Texas Capital Texas Equity Index ETF
Schedule of Investments
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77%
Communications — 1.71%
AST SpaceMobile, Inc., Class A(a)	1,186	$13,769
AT&T, Inc.	17,047	325,768
Clear Channel Outdoor Holdings, Inc.(a)	6,329	8,924
Frontier Communications Parent, Inc.(a)	559	14,635
Match Group, Inc.(a)	600	18,228
Nexstar Media Group, Inc.	78	12,949
Thryv Holdings, Inc.(a)	478	8,518
		402,791
Consumer Discretionary — 19.52%
Academy Sports & Outdoors, Inc.	5,974	318,115
Brinker International, Inc.(a)	1,972	142,753
Builders FirstSource, Inc.(a)	195	26,990
Chuy’s Holdings, Inc.(a)	805	20,866
Cinemark Holdings, Inc.(a)	654	14,139
Copart, Inc.(a)	2,152	116,552
D.R. Horton, Inc.	3,352	472,397
Dave & Buster’s Entertainment, Inc.(a)	1,221	48,608
European Wax Center, Inc., Class A(a)	1,117	11,092
Forestar Group, Inc.(a)	320	10,237
GameStop Corp., Class A(a)	22,484	555,130
Green Brick Partners, Inc.(a)	443	25,357
Group 1 Automotive, Inc.	1,108	329,386
LGI Homes, Inc.(a)	213	19,062
RCI Hospitality Holdings, Inc.	362	15,769
Rush Enterprises, Inc., Class A	5,816	243,516
Sally Beauty Holdings, Inc.(a)	8,553	91,774
Service Corp. International	6,448	458,646
Six Flags Entertainment Corp.(a)	2,792	92,527
Target Hospitality Corp.(a)	1,735	15,112
Tesla, Inc.(a)	4,787	947,252
Upbound Group, Inc.	386	11,850
Wingstop, Inc.	1,330	562,138
XPEL, Inc.(a)	773	27,488
YETI Holdings, Inc.(a)	275	10,491
		4,587,247
Consumer Staples — 2.53%
Darling Ingredients, Inc.(a)	269	9,886
Kimberly-Clark Corp.	574	79,327
Quanex Building Products Corp.	327	9,042
Sysco Corp.	6,710	479,027
Vital Farms, Inc.(a)	345	16,135
		593,417
Energy — 21.20%
APA Corp.	1,325	39,008
Archrock, Inc.	611	12,354
Atlas Energy Solutions, Inc.	549	10,942

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77% - continued
Energy — 21.20% - continued
Baker Hughes Co., Class A	3,604	$126,753
Berry Corp.	1,434	9,264
ChampionX Corp.	343	11,391
Cheniere Energy, Inc.	3,084	539,176
Chord Energy Corp.	235	39,405
Comstock Resources, Inc.	971	10,079
ConocoPhillips	4,426	506,246
Coterra Energy, Inc.	2,328	62,088
Crescent Energy Co., Class A	891	10,558
CVR Energy, Inc.	333	8,914
Diamond Offshore Drilling, Inc. (a)	746	11,556
Diamondback Energy, Inc.	637	127,521
DNOW, Inc.(a)	1,312	18,014
Dril-Quip, Inc.(a)	469	8,723
EOG Resources, Inc.	2,215	278,802
Excelerate Energy, Inc., Class A	632	11,654
Expro Group Holdings N.V.(a)	1,131	25,923
Exxon Mobil Corp.	7,743	891,374
Halliburton Co.	3,366	113,703
Helix Energy Solutions Group, Inc.(a)	1,108	13,230
Hess Midstream, L.P., Class A	319	11,624
HF Sinclair Corp.	291	15,522
Kinder Morgan, Inc.	19,359	384,663
Kinetik Holdings, Inc., Class A	349	14,463
Kodiak Gas Services, Inc.	420	11,449
Magnolia Oil & Gas Corp., Class A	565	14,317
Marathon Oil Corp.	2,127	60,981
Matador Resources Co.	350	20,860
MRC Global, Inc.(a)	1,103	14,240
Murphy Oil Corp.	448	18,475
Newpark Resources, Inc.(a)	1,562	12,980
Noble Corp. plc	352	15,717
NOV, Inc.	664	12,623
Occidental Petroleum Corp.	2,427	152,974
Oceaneering International, Inc.(a)	513	12,138
Oil States International, Inc.(a)	1,978	8,782
Par Pacific Holdings, Inc.(a)	308	7,777
Patterson-UTI Energy, Inc.	1,318	13,654
Permian Resources Corp., Class A	1,354	21,867
Phillips 66	732	103,336
ProPetro Holding Corp.(a)	1,269	11,002
Range Resources Corp.	774	25,952
Schlumberger Ltd.	5,434	256,376
Select Water Solutions, Inc., Class A	1,325	14,177
SilverBow Resources, Inc.(a)	332	12,560
Southwestern Energy Co.(a)	3,338	22,465
Sunnova Energy International, Inc.(a)	1,704	9,508

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77% - continued
Energy — 21.20% - continued
Talos Energy, Inc.(a)	797	$9,684
Targa Resources Corp.	2,079	267,734
TETRA Technologies, Inc.(a)	2,734	9,460
Texas Pacific Land Corp.	469	344,372
Thermon Group Holdings, Inc.(a)	376	11,566
Tidewater, Inc.(a)	169	16,090
U.S. Silica Holdings, Inc.(a)	914	14,121
VAALCO Energy, Inc.	2,529	15,857
Valero Energy Corp.	539	84,494
Viper Energy, Inc.	316	11,859
Weatherford International PLC(a)	233	28,531
		4,980,928
Financials — 6.35%
Applied Digital Corp.(a)	2,621	15,595
Charles Schwab Corp. (The)	12,368	911,398
Comerica, Inc.	1,014	51,754
Corebridge Financial, Inc.	2,066	60,162
Cullen/Frost Bankers, Inc.	452	45,937
EZCORP, Inc., Class A(a)	1,075	11,255
First Financial Bankshares, Inc.	854	25,219
First Foundation, Inc.	1,383	9,059
FirstCash Holdings, Inc.	286	29,996
Globe Life, Inc.	724	59,571
Goosehead Insurance, Inc., Class A(a)	175	10,052
Hilltop Holdings, Inc.	384	12,012
Independent Bank Group, Inc.	286	13,019
International Bancshares Corp.	431	24,657
Mr. Cooper Group, Inc.(a)	479	38,909
National Western Life Group, Inc., Class A	18	8,945
P10, Inc., Class A	1,249	10,592
Prosperity Bancshares, Inc.	664	40,597
Skyward Specialty Insurance Group, Inc.(a)	301	10,890
Southside Bancshares, Inc.	362	9,995
Stellar Bancorp, Inc.	416	9,551
Stewart Information Services Corp.	218	13,533
TPG, Inc., Class A	691	28,642
Triumph Financial, Inc.(a)	174	14,224
Veritex Holdings, Inc.	493	10,397
Victory Capital Holdings, Inc., Class A	343	16,371
		1,492,332
Health Care — 10.60%
Addus HomeCare Corp.(a)	1,231	142,931
agilon health, inc.(a)	23,333	152,598
AMN Healthcare Services, Inc.(a)	342	17,521
Atrion Corp.	27	12,216
Cassava Sciences, Inc.(a)	563	6,953
Castle Biosciences, Inc.(a)	528	11,494

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77% - continued
Health Care — 10.60% - continued
Enhabit, Inc.(a)	3,769	$33,619
Integer Holdings Corp.(a)	97	11,232
Lexicon Pharmaceuticals, Inc.(a)	4,463	7,498
McKesson Corp.	1,664	971,843
Natera, Inc.(a)	193	20,900
Savara, Inc.(a)	1,805	7,274
Shattuck Labs, Inc.(a)	1,033	3,987
Taysha Gene Therapies, Inc.(a)	3,606	8,078
Tenet Healthcare Corp.(a)	7,362	979,367
U.S. Physical Therapy, Inc.	1,132	104,619
		2,492,130
Industrials — 12.34%
AECOM	1,589	140,054
Alamo Group, Inc.	57	9,861
American Airlines Group, Inc.(a)	5,871	66,518
Arcosa, Inc.	180	15,014
AZZ, Inc.	159	12,283
Bristow Group, Inc.(a)	356	11,937
Cactus, Inc., Class A	242	12,763
Caterpillar, Inc.	844	281,136
CECO Environmental Corp.(a)	553	15,954
Comfort Systems USA, Inc.	380	115,566
CSW Industrials, Inc.	49	13,000
DXP Enterprises, Inc.(a)	246	11,277
Evolv Technologies Holdings, Inc., Class A(a)	2,906	7,410
Flowserve Corp.	235	11,304
Fluor Corp.(a)	1,958	85,271
Great Lakes Dredge & Dock Corp.(a)	1,306	11,467
IES Holdings, Inc.(a)	200	27,866
Insperity, Inc.	412	37,578
Intuitive Machines, Inc.(a)	2,884	9,517
Jacobs Solutions, Inc.	1,462	204,256
KBR, Inc.	1,549	99,353
Kirby Corp.(a)	575	68,845
Lennox International, Inc.	54	28,889
Orion Group Holdings, Inc.(a)	1,148	10,917
Powell Industries, Inc.	69	9,895
Primoris Services Corp.	531	26,492
Quanta Services, Inc.	1,713	435,256
Southwest Airlines Co.	5,692	162,848
Sterling Infrastructure, Inc.(a)	309	36,567
Trinity Industries, Inc.	393	11,758
Waste Management, Inc.	4,262	909,255
		2,900,107
Materials — 0.51%
ATI, Inc.(a)	223	12,365
Celanese Corp.	185	24,955

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77% - continued
Materials — 0.51% - continued
Commercial Metals Co.	214	$11,768
Eagle Materials, Inc.	60	13,048
Encore Wire Corp.	51	14,782
Huntsman Corp.	373	8,493
United States Lime & Minerals, Inc.	36	13,110
Uranium Energy Corp.(a)	1,731	10,403
Westlake Corp.	77	11,151
		120,075
Real Estate — 13.04%
Camden Property Trust	1,952	212,983
CBRE Group, Inc., Class A(a)	5,740	511,491
Crown Castle International Corp.	8,414	822,048
Digital Realty Trust, Inc.	6,614	1,005,659
Howard Hughes Holdings, Inc.(a)	936	60,671
Invitation Homes, Inc.	10,862	389,837
NETSTREIT Corp.	1,363	21,944
NexPoint Residential Trust, Inc.	422	16,673
Summit Hotel Properties, Inc.	1,963	11,758
Whitestone REIT	898	11,953
		3,065,017
Technology — 10.26%
Alkami Technology, Inc.(a)	476	13,556
Applied Optoelectronics, Inc.(a)	719	5,961
Aviat Networks, Inc.(a)	308	8,837
BigCommerce Holdings, Inc.(a)	1,458	11,751
Bumble, Inc., Class A(a)	1,004	10,552
Cirrus Logic, Inc.(a)	125	15,958
Core Scientific, Inc.(a)	1,208	11,234
Crowdstrike Holdings, Inc., Class A(a)	2,724	1,043,810
Dell Technologies, Inc., Class C	418	57,646
Diodes, Inc.(a)	162	11,653
E2open Parent Holdings, Inc., Class A(a)	2,595	11,652
Green Dot Corp., Class A(a)	1,136	10,735
Hewlett Packard Enterprise Co.	2,083	44,097
Omnicell, Inc.(a)	546	14,780
Oracle Corp.	3,792	535,430
PROS Holdings, Inc.(a)	290	8,308
Q2 Holdings, Inc.(a)	240	14,479
Sabre Corp.(a)	3,932	10,499
Silicon Laboratories, Inc.(a)	73	8,076
SolarWinds Corp.(a)	912	10,990
Texas Instruments, Inc.	1,625	316,111
Tyler Technologies, Inc.(a)	465	233,793
		2,409,908
Utilities — 1.71%
Aris Water Solution, Inc., Class A	808	12,662
Atmos Energy Corp.	708	82,588

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77% - continued
Utilities — 1.71% - continued
CenterPoint Energy, Inc.	3,000	$92,940
NRG Energy, Inc.	967	75,290
Vistra Corp.	1,612	138,600
		402,080
Total Common Stocks— 99.77% (Cost $20,694,883)		23,446,032

MONEY MARKET FUNDS - 1.43%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 5.22%(b)	335,321	335,321
Total Money Market Funds (Cost $335,321)		335,321
Total Investments — 101.20% (Cost $21,030,204)		23,781,353
Liabilities in Excess of Other Assets — (1.20)%		(281,797)
NET ASSETS — 100.00%		$23,499,556

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Schedule of Investments
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.85%
Gas & Water Utilities — 3.33%
Osaka Gas Company Ltd. (Japan)	7,200	$158,577
Tokyo Gas Company Ltd. (Japan)	14,245	305,947
		464,524
Oil & Gas Producers — 92.15%
APA Corp.	22,018	648,210
Baytex Energy Corp.	90,831	316,092
BP PLC - ADR	9,688	349,737
Chesapeake Energy Corp.	2,312	190,023
Comstock Resources, Inc.	18,276	189,705
ConocoPhillips	10,093	1,154,437
Coterra Energy, Inc.	7,819	208,533
Crescent Energy Co.	24,106	285,656
Devon Energy Corp.	12,475	591,315
Diamondback Energy, Inc.	5,922	1,185,525
EOG Resources, Inc.	8,585	1,080,594
Exxon Mobil Corp.	10,208	1,175,145
Kinder Morgan, Inc.	16,257	323,027
Magnolia Oil & Gas Corp., Class A	8,784	222,586
Marathon Oil Corp.	20,624	591,290
Matador Resources Co.	643	38,323
Murphy Oil Corp.	5,291	218,201
Occidental Petroleum Corp.	19,799	1,247,931
Ovintiv, Inc.	12,721	596,233
Permian Resources Corp.	33,638	543,254
Repsol S.A. - ADR	5,156	81,052
Riley Exploration Permian, Inc.	3,087	87,393
Ring Energy, Inc.(a)	61,109	103,274
SilverBow Resources, Inc.(a)	5,654	213,891
SM Energy Co.	12,094	522,824
Total S.A. - ADR	1,746	116,423
Vital Energy, Inc.(a)	13,281	595,254
		12,875,928
Oil, Gas & Consumable Fuels — 4.37%
Chevron Corp.	3,900	610,038

Total Common Stocks— 99.85% (Cost $12,700,288)		13,950,490

MONEY MARKET FUNDS — 0.94%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 5.22%(b)	131,948	131,948
Total Money Market Funds (Cost $131,948)		131,948
Total Investments — 100.79% (Cost $12,832,236)		14,082,438
Liabilities in Excess of Other Assets — (0.79)%		(110,314)
NET ASSETS — 100.00%		$13,972,124

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.78%
Communications — 2.44%
AST SpaceMobile, Inc.(a)	3,337	$38,743
Clear Channel Outdoor Holdings, Inc.(a)	48,692	68,656
Nexstar Media Group, Inc.	737	122,349
Thryv Holdings, Inc.(a)	4,143	73,828
		303,576
Consumer Discretionary — 16.28%
Academy Sports & Outdoors, Inc.	5,893	313,802
Brinker International, Inc.(a)	4,390	317,792
Carriage Services, Inc.	2,105	56,498
Chuy’s Holdings, Inc.(a)	1,697	43,986
Cinemark Holdings, Inc.(a)	2,994	64,731
Dave & Buster’s Entertainment, Inc.(a)	762	30,335
European Wax Center, Inc.(a)	4,704	46,711
Forestar Group, Inc.(a)	726	23,225
Green Brick Partners, Inc.(a)	1,508	86,318
Group 1 Automotive, Inc.	1,080	321,062
Landesa Home Corp.(a)	595	5,468
LGI Homes, Inc.(a)	752	67,296
RCI Hospitality Holdings, Inc.	730	31,799
Rent-A-Center, Inc.	899	27,599
Rush Enterprises, Inc., Class A	4,840	202,651
Sally Beauty Holdings, Inc.(a)	7,512	80,604
Six Flags Entertainment Corp.(a)	1,509	50,008
Target Hospitality Corp.(a)	3,624	31,565
XPEL, Inc.(a)	3,283	116,744
YETI Holdings, Inc.(a)	2,722	103,844
		2,022,038
Consumer Staples — 2.55%
Quanex Building Products Corp.	839	23,199
Vital Farms, Inc.(a)	6,273	293,388
		316,587
Energy — 20.51%
Amplify Energy Corp.(a)	1,115	7,560
Archrock, Inc.	2,916	58,962
Atlas Energy Solutions, Inc.	1,179	23,497
Berry Corp.	1,169	7,552
Comstock Resources, Inc.	1,956	20,303
Crescent Energy Co.	1,965	23,285
CVR Energy, Inc.	2,437	65,238
Diamond Offshore Drilling, Inc.(a)	2,055	31,832
DNOW, Inc.(a)	24,693	339,035
Dril-Quip, Inc.(a)	833	15,494
Evolution Petroleum Corp.	995	5,244
Excelerate Energy, Inc., Class A	12,726	234,667
Expro Group Holdings N.V.(a)	4,006	91,818
Granite Ridge Resources, Inc.	1,143	7,235

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.78% - continued
Energy — 20.51% - continued
Helix Energy Solutions Group, Inc.(a)	2,906	$34,698
Hess Midstream, L.P., Class A	1,606	58,523
Kinetik Holdings, Inc.	8,923	369,769
Kodiak Gas Services, Inc.	482	13,139
Magnolia Oil & Gas Corp., Class A	3,105	78,681
MRC Global, Inc.(a)	19,670	253,940
Murphy Oil Corp.	2,448	100,956
Natural Gas Services Group, Inc.(a)	352	7,082
Newpark Resources, Inc.(a)	2,058	17,102
Noble Corp. PLC	1,926	85,996
Oceaneering International, Inc.(a)	2,499	59,126
Oil States International, Inc.(a)	1,568	6,962
Par Pacific Holdings, Inc. (a)	1,372	34,643
Patterson-UTI Energy, Inc.	7,197	74,561
ProPetro Holding Corp.(a)	1,671	14,488
Ranger Energy Services, Inc.	4,606	48,455
Ring Energy, Inc.(a)	3,861	6,525
Sable Offshore Corp. (a)	900	13,563
Select Energy Services, Inc., Class A	1,835	19,634
SilverBow Resources, Inc.(a)	451	17,061
Solaris Oilfield Infrastructure, Inc., Class A	750	6,435
Sunnova Energy International, Inc.(a)	2,891	16,132
Talos Energy, Inc.(a)	2,666	32,392
TETRA Technologies, Inc.(a)	2,359	8,162
Thermon Group Holdings, Inc.(a)	833	25,623
Tidewater, Inc.(a)	1,047	99,685
U.S. Silica Holdings, Inc.(a)	1,525	23,561
VAALCO Energy, Inc.	1,953	12,245
Viper Energy, Inc.	1,854	69,581
W&T Offshore, Inc.	2,989	6,396
		2,546,838
Financials — 6.21%
Applied Blockchain, Inc.(a)	2,156	12,828
eHealth, Inc.(a)	993	4,498
EZCORP, Inc., Class A(a)	924	9,674
First Financial Bankshares, Inc.	1,930	56,993
First Foundation, Inc.	995	6,517
FirstCash Holdings, Inc.	736	77,192
Goosehead Insurance, Inc., Class A(a)	443	25,446
Hilltop Holdings, Inc.	878	27,464
Independent Bank Group, Inc.	674	30,681
International Bancshares Corp.	939	53,720
Mr. Cooper Group, Inc.(a)	1,156	93,902
National Western Life Group, Inc., Class A	66	32,798
P10, Inc.	833	7,064
Prosperity Bancshares, Inc.	1,642	100,392
Skyward Specialty Insurance Group, Inc.(a)	566	20,478

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.78% - continued
Financials — 6.21% - continued
Southside Bancshares, Inc.	545	$15,047
Stellar Bancorp, Inc.	870	19,975
Stewart Information Services Corp.	508	31,537
TPG, Inc.	1,221	50,611
Triumph Bancorp, Inc.(a)	412	33,681
Veritex Holdings, Inc.	992	20,921
Victory Capital Holdings, Inc., Class A	825	39,377
		770,796
Health Care — 12.67%
Addus HomeCare Corp.(a)	2,262	262,641
agilon health, inc.(a)	42,882	280,448
AMN Healthcare Services, Inc.(a)	9,049	463,580
Atrion Corp.	28	12,668
Cassava Sciences, Inc.(a)	4,998	61,725
Castle Biosciences, Inc.(a)	675	14,695
Enhabit, Inc.(a)	6,564	58,551
Integer Holdings Corp.(a)	838	97,032
Lexicon Pharmaceuticals, Inc.(a)	3,312	5,564
Savara, Inc.(a)	17,541	70,690
Shattuck Labs, Inc.(a)	3,709	14,317
Taysha Gene Therapies, Inc.(a)	17,279	38,705
U.S. Physical Therapy, Inc.	2,085	192,696
		1,573,312
Industrials — 13.57%
Alamo Group, Inc.	233	40,309
Arcosa, Inc.	976	81,408
AZZ, Inc.	637	49,208
Bristow Group, Inc.(a)	3,601	120,742
Cactus, Inc., Class A	1,656	87,337
CECO Environmental Corp.(a)	784	22,618
CSW Industrials, Inc.	379	100,553
Distribution Solutions Group, Inc.(a)	2,432	72,960
DXP Enterprises, Inc.(a)	3,049	139,766
Ennis, Inc.	637	13,944
Evolv Technologies Holdings, Inc.(a)	2,646	6,747
Great Lakes Dredge & Dock Corp.(a)	2,532	22,231
Hyliion Holdings Corp.(a)	3,534	5,725
IES Holdings, Inc.(a)	735	102,408
Insperity, Inc.	4,938	450,395
Intuitive Machines, Inc.(a)	1,302	4,297
Orion Group Holdings, Inc.(a)	1,340	12,743
Powell Industries, Inc.	245	35,133
Primoris Services Corp.	1,925	96,038
SEACOR Marine Holdings, Inc.(a)	2,645	35,681
Sterling Construction Co., Inc.(a)	1,050	124,257
Trinity Industries, Inc.	2,058	61,576
		1,686,076

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.78% - continued
Materials — 3.44%
Encore Wire Corp.	374	$108,396
Huntsman Corp.	5,167	117,653
United States Lime & Minerals, Inc.	49	17,845
Uranium Energy Corp.(a)	8,007	48,122
Westlake Chemical Corp.	933	135,117
		427,133
Real Estate — 15.45%
Howard Hughes Holdings, Inc.(a)	15,215	986,236
Legacy Housing Corp.(a)	285	6,538
NETSTREIT Corp.	22,207	357,533
NexPoint Residential Trust, Inc.	6,096	240,853
Summit Hotel Properties, Inc.	28,392	170,068
Whitestone REIT	11,825	157,391
		1,918,619
Technology — 6.60%
Alkami Technology, Inc.(a)	1,372	39,075
Applied Optoelectronics, Inc.(a)	931	7,718
Asure Software, Inc.(a)	686	5,762
Aviat Networks, Inc.(a)	294	8,435
BigCommerce Holdings, Inc.(a)	1,890	15,233
Bumble, Inc., Class A(a)	2,912	30,605
Core Scientific, Inc.(a)	4,202	39,079
CS Disco, Inc.(a)	931	5,549
Digital Turbine, Inc.(a)	2,989	4,962
Diodes, Inc.(a)	1,127	81,065
E2open Parent Holdings, Inc.(a)	5,217	23,424
Green Dot Corp., Class A(a)	879	8,306
Omnicell, Inc.(a)	5,598	151,538
Open Lending Corp.(a)	1,853	10,340
PROS Holdings, Inc.(a)	1,172	33,578
Q2 Holdings, Inc.(a)	1,523	91,883
Rackspace Technology, Inc.(a)	24,255	72,280
Ribbon Communications, Inc.(a)	4,011	13,196
Sabre Corp.(a)	10,440	27,875
Silicon Laboratories, Inc.(a)	794	87,840
SolarWinds Corp.(a)	1,571	18,930
TaskUs, Inc.(a)	3,253	43,297
		819,970
Utilities — 0.06%
Aris Water Solution, Inc., Class A	523	8,195

Total Common Stocks— 99.78% (Cost $12,040,000)		12,393,140

MONEY MARKET FUNDS - 0.23%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 5.22%(b)	27,987	27,987

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 0.23% - continued
Total Money Market Funds (Cost $27,987)		$27,987
Total Investments — 100.01% (Cost $12,067,987)		12,421,127
Liabilities in Excess of Other Assets — (0.01)%		(1,638)
NET ASSETS — 100.00%		$12,419,489

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Assets and Liabilities
June 30, 2024 - (Unaudited)

	Texas		Texas
	Capital	Texas	Capital
	Texas	Capital	Texas Small
	Equity	Texas Oil	Cap Equity
	Index ETF	Index ETF	Index ETF
Assets
Investments in securities, at fair value (cost $21,030,204, $12,832,236 and $12,067,987)	$23,781,353	$14,082,438	$12,421,127
Foreign currency (cost $–, $6,019 and $–)	—	5,931	—
Receivable for investments sold	—	—	89,351
Dividends and interest receivable	12,490	5,647	2,224
Tax reclaims receivable	—	674	—
Total Assets	23,793,843	14,094,690	12,512,702

Liabilities
Payable for investments purchased	219,188	32,955	88,103
Distributions payable	65,823	85,696	—
Payable to Adviser	9,276	3,915	5,110
Total Liabilities	294,287	122,566	93,213
Net Assets	$23,499,556	$13,972,124	$12,419,489

Net Assets consist of:
Paid-in capital	20,279,271	12,445,951	11,495,945
Accumulated earnings	3,220,285	1,526,173	923,544
Net Assets	$23,499,556	$13,972,124	$12,419,489
Shares outstanding (unlimited number of shares authorized, no par value)	804,000	520,000	490,000
Net asset value per share	$29.23	$26.87	$25.35

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Operations
For the six months ended June 30, 2024 - (Unaudited)

	Texas		Texas
	Capital	Texas	Capital
	Texas	Capital	Texas Small
	Equity	Texas Oil	Cap Equity
	Index ETF	Index ETF	Index ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $1,310 and $–)	$178,688	$182,289	$63,982
Interest income	1,096	1,128	412
Total investment income	179,784	183,417	64,394

Expenses
Advisory fees	51,619	20,042	25,996
Total operating expenses	51,619	20,042	25,996
Net investment income	128,165	163,375	38,398

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities	(103,597)	(28,607)	(65,015)
Net realized gain from in-kind redemptions	592,193	306,764	597,021
Foreign currency transactions	—	(978)	—
Change in unrealized appreciation (depreciation) on investment securities	1,722,746	1,250,066	343,361
Foreign currency translations	—	(91)	—
Net realized and change in unrealized gain (loss) on investment securities	2,211,342	1,527,154	875,367
Net increase in net assets resulting from operations	$2,339,507	$1,690,529	$913,765

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets

	Texas Capital Texas Equity
	Index ETF
	For the Six	For the
	Months	Period Ended
	Ended June	December 31,
	30, 2024	2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$128,165	$85,883
Net realized loss on investment securities	(103,597)	(29,176)
Net realized gain from in-kind redemptions	592,193	218,651
Change in unrealized appreciation on investment securities	1,722,746	1,028,403
Net increase in net assets resulting from operations	2,339,507	1,303,761

Distributions to Shareholders from Earnings	(125,720)	(87,885)

Capital Transactions
Proceeds from shares sold	4,130,797	18,797,389
Amount paid for shares redeemed	(1,692,881)	(1,265,412)
Net increase in net assets resulting from capital transactions	2,437,916	17,531,977
Total Increase in Net Assets	4,651,703	18,747,853

Net Assets
Beginning of period	$18,847,853	$100,000
End of period	$23,499,556	$18,847,853

Share Transactions
Shares sold	150,000	764,000
Shares redeemed	(60,000)	(50,000)
Net increase in shares outstanding	90,000	714,000

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets (continued)

	Texas Capital Texas Oil Index
	ETF
	For the Six	For the
	Months	Period Ended
	Ended June	December 31,
	30, 2024	2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$163,375	$8
Net realized loss on investment securities	(29,585)	—
Net realized gain from in-kind redemptions	306,764	—
Change in unrealized appreciation on investment securities	1,249,975	136
Net increase in net assets resulting from operations	1,690,529	144

Distributions to Shareholders from Earnings	(164,500)	—

Capital Transactions
Proceeds from shares sold	14,335,293	247,525
Amount paid for shares redeemed	(2,136,867)	—
Net increase in net assets resulting from capital transactions	12,198,426	247,525
Total Increase in Net Assets	13,724,455	247,669

Net Assets
Beginning of period	$247,669	$—
End of period	$13,972,124	$247,669

Share Transactions
Shares sold	590,000	10,000
Shares redeemed	(80,000)	—
Net increase in shares outstanding	510,000	10,000

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets (continued)

	Texas Capital Texas Small
	Cap Equity Index ETF
	For the Six	For the
	Months	Period Ended
	Ended June	December 31,
	30, 2024	2023(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$38,398	$(48)
Net realized loss on investment securities	(65,015)	—
Net realized gain from in-kind redemptions	597,021	—
Change in unrealized appreciation on investment securities	343,361	9,779
Net increase in net assets resulting from operations	913,765	9,731

Capital Transactions
Proceeds from shares sold	13,248,865	493,025
Amount paid for shares redeemed	(2,245,897)	—
Net increase in net assets resulting from capital transactions	11,002,968	493,025
Total Increase in Net Assets	11,916,733	502,756

Net Assets
Beginning of period	$502,756	$—
End of period	$12,419,489	$502,756

Share Transactions
Shares sold	560,000	20,000
Shares redeemed	(90,000)	—
Net increase in shares outstanding	470,000	20,000

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended June		Ended
	30, 2024		December
	(Unaudited)		31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$26.40		$25.00

Investment operations:
Net investment income	0.30		0.14
Net realized and unrealized gain on investments	2.83		1.40
Total from investment operations	3.13		1.54

Less distributions to shareholders from:
Net investment income	(0.30)		(0.14)
Total distributions	(0.30)		(0.14)

Net asset value, end of period	$29.23		$26.40
Market price, end of period	$29.21		$26.39

Total Return(b)	11.34	% (c)	6.18	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$23,500		$18,848
Ratio of expenses to average net assets	0.49	% (d)	0.49	% (d)
Ratio of net investment income to average net assets	1.22	% (d)	1.24	% (d)
Portfolio turnover rate(e)	1	% (c)	3	% (c)

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended June		Ended
	30, 2024		December
	(Unaudited)		31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$24.77		$24.75

Investment operations:
Net investment income	0.34		—	(b)
Net realized and unrealized gain on investments	2.10		0.02
Total from investment operations	2.44		0.02

Less distributions to shareholders from:
Net investment income	(0.34)		—
Total distributions	(0.34)		—

Net asset value, end of period	$26.87		$24.77
Market price, end of period	$26.93		$24.92

Total Return(c)	9.85	% (d)	0.08	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,972		$248
Ratio of expenses to average net assets	0.35	% (e)	0.35	% (e)
Ratio of net investment income to average net assets	2.83	% (e)	0.11	% (e)
Portfolio turnover rate(f)	5	% (d)	—	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

(b)	Rounds to less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the
	Months		Period
	Ended June		Ended
	30, 2024		December
	(Unaudited)		31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$25.14		$24.65

Investment operations:
Net investment income	0.08		—	(b)
Net realized and unrealized gain on investments	0.13		0.49
Total from investment operations	0.21		0.49

Net asset value, end of period	$25.35		$25.14
Market price, end of period	$25.34		$25.16

Total Return(c)	0.84	% (d)	1.99	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,419		$503
Ratio of expenses to average net assets	0.49	% (e)	0.49	% (e)
Ratio of net investment income (loss) to average net assets	0.72	% (e)	(0.32	)% (e)
Portfolio turnover rate(f)	4	% (d)	—	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

(b)	Rounds to less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Notes to the Financial Statements
June 30, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”), except for the Texas Capital Texas Oil Index ETF, which is non-diversified. The Texas Capital Texas Equity Index ETF commenced operations on July 12, 2023. The Texas Capital Texas Oil Index ETF and the Texas Capital Texas Small Cap Equity Index ETF commenced operations on December 20, 2023. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds’ investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index. The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index. The investment objective of the Texas Capital Texas Small Cap Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Small Cap Equity Index.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds’ federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Texas Capital Texas Equity Index ETF and the Texas Capital Texas Small Cap Equity Index ETF each typically distribute net investment

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

income and any realized net capital gains annually. The Texas Capital Texas Oil Index ETF typically distributes net investment income quarterly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including ETFs, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Equity Index ETF
Common Stocks (a)	$23,446,032	$—	$—	$23,446,032
Money Market Funds	335,321	—	—	335,321
Total	$23,781,353	$—	$—	$23,781,353

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Oil Index ETF
Common Stocks (a)	$13,950,490	$—	$—	$13,950,490
Money Market Funds	131,948	—	—	131,948
Total	$14,082,438	$—	$—	$14,082,438

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Small Cap Equity Index ETF
Common Stocks (a)	$12,393,140	$—	$—	$12,393,140
Money Market Funds	27,987	—	—	27,987
Total	$12,421,127	$—	$—	$12,421,127

(a)	Refer to Schedule of Investments for sector classifications.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to each Fund (the “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a unitary management fee based on each Fund’s average daily net assets as follows:

			Texas Capital Texas
	Texas Capital Texas	Texas Capital Texas	Small Cap Equity
	Equity Index ETF	Oil Index ETF	Index ETF
Advisory fees rate	0.49%	0.35%	0.49%
Advisory fees earned	$51,619	$20,042	$25,996
Payable to Adviser	$9,276	$3,915	$5,110

Under the Agreement, the Adviser has agreed to pay all expenses of the Funds, except for the fee payment under the Agreement, payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of each Fund, costs of holding shareholder meetings and litigation and indemnification

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

State Street Bank and Trust Company (“State Street”) serves as Funds’ custodian and transfer agent. The Adviser pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2024, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$1,710,643	$303,751
Texas Capital Texas Oil Index ETF	1,593,109	511,296
Texas Capital Texas Small Cap Equity Index ETF	1,913,370	417,899

For the six months ended June 30, 2024, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$2,683,716	$1,679,628
Texas Capital Texas Oil Index ETF	13,225,819	2,128,113
Texas Capital Texas Small Cap Equity Index ETF	11,720,965	2,201,372

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

For the six months ended June 30, 2024, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF had in-kind net realized gains of $592,193, $306,764 and $597,021 respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2024.

Transaction Fees – Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Texas Capital Texas Equity Index ETF and Texas Capital Texas Small Cap Equity Index ETF only in Creation Unit size aggregations of 10,000 shares. Shares are created and redeemed by the Texas Capital Texas Oil Index ETF only in Creation Unit size aggregations of 5,000 shares. Only certain financial institutions (each an “Authorized Participant”) or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Standard Transaction Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and that ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Standard Transaction Fee, the “Transaction Fees”). For the six months ended June 30, 2024, the Funds did not have any Standard Transaction Fees and Variable Charges.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

The Transaction Fees for the Funds are listed in the table below:

	In-kind	Cash
	Transaction	Transaction	Variable
	Fee	Fee	Charge
Texas Capital Texas Equity Index ETF	$250	$100	2.00%*
Texas Capital Texas Oil Index ETF	$150	$100	2.00%*
Texas Capital Texas Small Cap Equity
Index ETF	$250	$100	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Texas Small Cap
	Texas Equity	Texas Oil Index	Equity Index
	Index ETF	ETF	ETF
Gross unrealized appreciation	$3,685,048	$1,285,869	$1,365,091
Gross unrealized depreciation	(933,899)	(35,667)	(1,011,951)
Net unrealized appreciation on investments	$2,751,149	$1,250,202	$353,140
Tax cost of investments	$21,030,204	$12,832,236	$12,067,987

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

The tax character of distributions paid for the fiscal year ended December 31, 2023, the Funds’ most recent fiscal year end, were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Texas Small Cap
	Texas Equity	Texas Oil Index	Equity Index
	Index ETF	ETF	ETF
Distributions paid from:
Ordinary income(a)	$87,885	$—	$—
Total distributions paid	$87,885	$—	$—

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

At December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Texas Small Cap
	Texas Equity	Texas Oil Index	Equity Index
	Index ETF	ETF	ETF
Undistributed ordinary income	$—	$8	$—
Accumulated capital and other losses	(25,270)	—	—
Unrealized appreciation on investments	1,031,768	136	9,779
Total accumulated earnings	$1,006,498	$144	$9,779

As of December 31, 2023, the Texas Capital Texas Equity Index ETF had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $25,270.

NOTE 7. PRINCIPAL RISKS

Sector Risk: If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2024, the Texas Capital Texas Oil Index ETF had 96.52% of the value of its net assets invested in stocks within the Energy sector.

Texas Risk: Texas’ economy relies to a significant extent on certain key industries, such as the oil and gas industry (including drilling, production and refining), chemicals production, technology and telecommunications equipment manufacturing and international trade. Each of these industries has from time to time suffered from economic downturns, and adverse conditions in one or more of these industries could impair the ability of issuers of Texas municipal securities to pay principal or interest on their obligations.

Investment and Market Risk: As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
June 30, 2024 - (Unaudited)

Index Tracking Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their respective index and therefore achieve their investment objective. The Funds may have difficulty achieving their investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Funds. These costs that may be incurred by the Funds are not incurred by the Index, which may make it more difficult for the Funds to track the index.

Passive Investment Risk: The Funds are not actively managed, and the Adviser will not sell a security due to current or projected under performance of a security, industry, or sector, unless that security is removed from the index by the index provider, who is unaffiliated with the Adviser. The Funds invest in securities included in the index regardless of the Adviser’s independent analysis of the investment decision.

The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds and should be read carefully before investing.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (844) 822-3837 and (2) in Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES J. Kyle Bass Avery Johnson Eduardo Margain Daniel S. Hoverman Jocelyn E. Kukulka	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst and Young LLP 2323 Victory Avenue Suite 2000 Dallas, TX 75219

OFFICERS Edward Rosenberg Joel Colpitts Neil Rajan Kevin Patton	LEGAL COUNSEL Dechert, LLP 1095 Avenue of the Americas New York, NY 10036

INVESTMENT ADVISER Texas Capital Bank Private Wealth Advisors. 2000 McKinney Ave, Unit 1800 Dallas, TX 75201	CUSTODIAN AND TRANSFER AGENT State Street Bank and Trust Company 1 Congress Street Boston, MA 02114

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received a Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Under its Advisory Agreement with each Fund, Texas Capital Bank Wealth Management Services, Inc. (the “Adviser”) bears all of the costs of the Funds, with certain exceptions. Expenses borne by the Adviser include trustee and officer compensation. Additional information related to such compensation is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not aplicable – disclosed with annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Texas Capital Funds Trust

By /s/ Edward Rosenberg
Edward Rosenberg
President and Chief Executive Officer
Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward Rosenberg
Edward Rosenberg
President and Chief Executive Officer
Date: September 6, 2024

By /s/ Joel Colpitts
Joel Colpitts
Treasurer and Principal Financial Officer
Date: September 6, 2024